Loan Payable (Audited)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Loan Payable (Audited)

NOTE 6. Loan Payable

The Company has received $15,000 as a loan from a non - related third party. The loan is unsecured, payable on demand and non interest bearing. The loan was received on 03/01/2011 in the amount of $15,000.